CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Cash and Cash Deposits:
Cash and cash equivalents	¥ 1,489,792		¥ 805,087
Time deposits	363,682		577,921
Deposits with stock exchanges and other segregated cash	335,836		269,744
Total cash and cash deposits	2,189,310		1,652,752
Loans and receivables:
Loans receivable (including \524,049 million and \303,956 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	1,327,875		1,575,494
Receivables from customers (including \2,180 million measured at fair value by applying the fair value option in 2014)	64,070		63,792
Receivables from other than customers	1,181,742		992,847
Allowance for doubtful accounts	(3,009)		(2,258)
Total loans and receivables	2,570,678		2,629,875
Collateralized agreements:
Securities purchased under agreements to resell (including \997,788 million and \1,087,138 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	9,617,675		8,295,372
Securities borrowed	7,729,326		5,819,885
Total collateralized agreements	17,347,001		14,115,257
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \7,707,813 million and \9,266,192 million in 2013 and 2014, respectively; including \19,970 million and \9,156 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	18,672,318		17,037,191
Private equity investments (including \44,134 million and \3,476 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	41,996		87,158
Total trading assets and private equity investments	18,714,314		17,124,349
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \355,831 million and \350,820 million in 2013 and 2014, respectively)	408,917		428,241
Non-trading debt securities	1,023,746		920,611
Investments in equity securities	136,740		123,490
Investments in and advances to affiliated companies	345,434		345,705
Other (including \1,632 million and \56,976 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	784,174		602,159
Total other assets	2,699,011		2,420,206
Total assets	43,520,314		37,942,439
LIABILITIES AND EQUITY
Short-term borrowings (including \77,036 million and \49,279 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	602,131	[1]	738,445	[1]
Payables and deposits:
Payables to customers	492,516		476,705
Payables to other than customers	1,230,176		864,962
Deposits received at banks	1,114,181		1,072,134
Total payables and deposits	2,836,873		2,413,801
Collateralized financing:
Securities sold under agreements to repurchase (including \264,767 million and \530,397 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	13,937,690		12,444,317
Securities loaned	2,359,809		2,158,559
Other secured borrowings	814,500		806,507
Total collateralized financing	17,111,999		15,409,383
Trading liabilities	11,047,285		8,491,296
Other liabilities (including \2,360 million and \1,123 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	1,141,750		978,163
Long-term borrowings (including \1,664,536 million and \1,984,986 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	8,227,063		7,592,368
Total liabilities	40,967,101		35,623,456
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2013 and 2014, Issued-3,822,562,601 shares in 2013 and 2014, Outstanding-3,710,960,252 shares in 2013 and 3,717,630,462 shares in 2014	594,493		594,493
Additional paid-in capital	683,638		691,264
Retained earnings	1,287,003		1,136,523
Accumulated other comprehensive income (loss)	20,636		(57,395)
Total NHI shareholder's equity before treasury stock	2,585,770		2,364,885
Common stock held in treasury, at cost-111,602,349 shares in 2013 and 104,932,139 shares in 2014	(72,090)		(70,514)
Total NHI shareholders' equity	2,513,680		2,294,371
Noncontrolling interests	39,533		24,612
Total equity	2,553,213		2,318,983
Total liabilities and equity	43,520,314		37,942,439
Variable Interest Entity, primary beneficiary [Member]
Cash and Cash Deposits:
Cash and cash equivalents	18,000		13,000
Total cash and cash deposits	18,000		13,000
Collateralized agreements:
Securities purchased under agreements to resell (including \997,788 million and \1,087,138 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	32,000		12,000
Trading assets and private equity investments:
Private equity investments (including \44,134 million and \3,476 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	1,000		1,000
Total trading assets and private equity investments	751,000		695,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \355,831 million and \350,820 million in 2013 and 2014, respectively)	12,000		17,000
Other (including \1,632 million and \56,976 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	70,000	[2]	64,000	[2]
Total other assets	114,000		93,000
Total assets	883,000		801,000
Collateralized financing:
Securities sold under agreements to repurchase (including \264,767 million and \530,397 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	23,000		4,000
Trading liabilities	42,000		21,000
Other liabilities (including \2,360 million and \1,123 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	27,000		11,000
Long-term borrowings (including \1,664,536 million and \1,984,986 million measured at fair value by applying the fair value option in 2013 and 2014, respectively)	424,000		458,000
Total liabilities	¥ 493,000		¥ 490,000

[1]	Includes secured borrowings of \13,779 million as of March 31, 2013 and \10,715 million as of March 31, 2014.
[2]	Includes aircraft purchase deposits of \16 billion and \5 billion as of March 31, 2013 and 2014, respectively. In relation to these aircraft purchase deposits, certain of these SPEs have commitments to purchase aircraft. See Note 23 "Commitments, contingencies and guarantees" for further information.